Short-Term Borrowings and Long-Term Debt (Details 2) ¥ / shares in Units, ¥ in Millions		12 Months Ended
	Apr. 01, 2014 item ¥ / shares	Mar. 31, 2015 JPY (¥) item ¥ / shares	Mar. 31, 2014 JPY (¥) item ¥ / shares
Short-Term Borrowings and Long-Term Debt
Long-term debt and capital lease obligations		¥ 230,097	¥ 328,656
Less-Current portion due within one year		(45,485)	(29,245)
Long-term portion		184,612	299,411
Common stock, stock split	2
Capital Lease Obligations
Short-Term Borrowings and Long-Term Debt
Long-term debt and capital lease obligations		3,481	4,861
Less-Current portion due within one year		¥ (1,924)	¥ (1,667)
Capital Lease Obligations | Minimum
Short-Term Borrowings and Long-Term Debt
Long-term debt, interest rate		0.00%	0.00%
Capital Lease Obligations | Maximum
Short-Term Borrowings and Long-Term Debt
Long-term debt, interest rate		15.74%	15.74%
Unsecured loans due 2014 to 2026
Short-Term Borrowings and Long-Term Debt
Long-term debt and capital lease obligations			¥ 77,804
Unsecured loans due 2014 to 2026 | Minimum
Short-Term Borrowings and Long-Term Debt
Long-term debt, interest rate			0.00%
Unsecured loans due 2014 to 2026 | Maximum
Short-Term Borrowings and Long-Term Debt
Long-term debt, interest rate			6.80%
Unsecured loans due 2015 to 2026
Short-Term Borrowings and Long-Term Debt
Long-term debt and capital lease obligations		¥ 53,789
Unsecured loans due 2015 to 2026 | Minimum
Short-Term Borrowings and Long-Term Debt
Long-term debt, interest rate		0.17%
Unsecured loans due 2015 to 2026 | Maximum
Short-Term Borrowings and Long-Term Debt
Long-term debt, interest rate		6.40%
Secured loans due 2015 to 2024
Short-Term Borrowings and Long-Term Debt
Long-term debt and capital lease obligations		¥ 1,372
Secured loans due 2015 to 2024 | Minimum
Short-Term Borrowings and Long-Term Debt
Long-term debt, interest rate		1.45%
Secured loans due 2015 to 2024 | Maximum
Short-Term Borrowings and Long-Term Debt
Long-term debt, interest rate		3.50%
Zero Coupon Convertible Bonds Due 2015
Short-Term Borrowings and Long-Term Debt
Long-term debt and capital lease obligations		¥ 21,455	¥ 95,891
Less-Current portion due within one year		¥ (21,455)	¥ (100)
Long-term debt, conversion price | ¥ / shares	¥ 5,313	¥ 5,313	¥ 10,626
Principal amount		¥ 21,445	¥ 95,750
Unamortized premium		10	141
Total		¥ 21,455	¥ 95,891
Redemption price as percentage of principal amount		100.00%
Number of convertible shares | item	18,021,833	4,036,325	9,010,916
Debt obligations, decrease		¥ 74,436
Unsecured straight bonds due 2017
Short-Term Borrowings and Long-Term Debt
Long-term debt and capital lease obligations		¥ 65,000	¥ 65,000
Long-term debt, interest rate		0.39%	0.39%
Unsecured straight bonds due 2019
Short-Term Borrowings and Long-Term Debt
Long-term debt and capital lease obligations		¥ 15,000	¥ 15,000
Long-term debt, interest rate		0.60%	0.60%
Unsecured straight bonds due 2022
Short-Term Borrowings and Long-Term Debt
Long-term debt and capital lease obligations		¥ 20,000	¥ 20,000
Long-term debt, interest rate		0.96%	0.96%
Unsecured straight bonds due 2016
Short-Term Borrowings and Long-Term Debt
Long-term debt and capital lease obligations		¥ 50,000	¥ 50,000
Long-term debt, interest rate		0.21%	0.21%
Unsecured straight bonds due 2014
Short-Term Borrowings and Long-Term Debt
Long-term debt and capital lease obligations			¥ 100
Long-term debt, interest rate			0.72%
Long term debt, excluding zero coupon convertible bonds due 2015
Short-Term Borrowings and Long-Term Debt
Less-Current portion due within one year		¥ (22,106)	¥ (27,478)